Business and Geographic Segment Information - Additional Information (Details) $ in Thousands	5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) segment state licensed_institution	Jun. 30, 2017 segment	Jul. 31, 2017 segment	Dec. 31, 2017 USD ($) segment campus state licensed_institution educational_institution	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments (segment) | segment	6		3	6
Number of additional operating segments created (segment) | segment		3
Assets | $	$ 7,391,285			$ 7,391,285	$ 7,062,534
Brazil
Segment Reporting Information [Line Items]
Number of postsecondary educational institutions (educational institution) | educational_institution				13
Number of states in which entity operates (state) | state	8			8
Mexico
Segment Reporting Information [Line Items]
Number of postsecondary educational institutions (educational institution) | educational_institution				2
Number of campuses of postsecondary educational institutions (campus) | campus				40
Saudi Arabia
Segment Reporting Information [Line Items]
Number of licensed institutions managed through joint venture arrangements (licensed institution) | licensed_institution	8			8
China
Segment Reporting Information [Line Items]
Number of licensed institutions managed through joint venture arrangements (licensed institution) | licensed_institution	1			1
Discontinued Operations, Held-for-sale
Segment Reporting Information [Line Items]
Assets | $	$ 1,549,340			$ 1,549,340	$ 1,431,498